Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - CAD ($)	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	1,970,886	1,488,521
Dilutive potential shares from stock options [member]
Earnings per share [line items]
Exercise price of outstanding share options	$ 100.69	$ 121.81